Supplement to the

Fidelity Advisor® International Real Estate Fund

Class A (FIRAX), Class T (FIRTX), Class B (FIRBX), Class C (FIRCX), and Institutional Class (FIRIX)

Classes of shares of Fidelity® International Real Estate Fund

A Fund of Fidelity Select Portfolios

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2014

The following information replaces similar information found in the "Trustees and Officers" section on page 42.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013 (or as of March 31, 2014 for Mr. Hogan, Trustee as of March 18, 2014).

Interested Trustee

DOLLAR RANGE OF FUND SHARES	Brian B. Hogan
The fund	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	David A. Rosow	Garnett A. Smith	Michael E. Wiley
The fund	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	$10,001 - $50,000	over $100,000
AIRE-AIREIB-14-01  December 16, 2014
1.881503.105

Supplement to the

	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor® Consumer Staples Fund	FDAGX	FDTGX	FDBGX	FDCGX	FDIGX
Fidelity Advisor Gold Fund	FGDAX	FGDTX	FGDBX	FGDCX	FGDIX
Fidelity Advisor Materials Fund	FMFAX	FMFTX	FMFBX	FMFCX	FMFEX
Fidelity Advisor Telecommunications Fund	FTUAX	FTUTX	FTUBX	FTUCX	FTUIX

Fidelity Advisor Consumer Staples Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Consumer Staples Portfolio; Fidelity Advisor Gold Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Gold Portfolio; Fidelity Advisor Materials Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Materials Portfolio; and Fidelity Advisor Telecommunications Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Telecommunications Portfolio

Funds of Fidelity Select Portfolios

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 37.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013 (or as of March 31, 2014 for Mr. Hogan, Trustee as of March 18, 2014).

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Brian B. Hogan
Consumer Staples Portfolio	none
Gold Portfolio	over $100,000
Materials Portfolio	$10,001 - $50,000
Telecommunications Portfolio	$10,001 - $50,000
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Ned C. Lautenbach	David A. Rosow	Garnett A. Smith
Consumer Staples Portfolio	none	$50,001 - $100,000	none
Gold Portfolio	none	none	none
Materials Portfolio	none	$10,001 - $50,000	none
Telecommunications Portfolio	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	$10,001 - $50,000
DOLLAR RANGE OF FUND SHARES	William S. Stavropoulos	Michael E. Wiley
Consumer Staples Portfolio	none	none
Gold Portfolio	none	none
Materials Portfolio	none	none
Telecommunications Portfolio	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
FASFB-14-01  December 16, 2014
1.848947.112

Supplement to the

Fidelity® Telecom and Utilities Fund (FIUIX)

A Fund of Fidelity Select Portfolios

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2014

The following information replaces similar information found in the "Trustees and Officers" section on page 33.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013 (or as of March 31, 2014 for Mr. Hogan, Trustee as of March 18, 2014).

Interested Trustee

DOLLAR RANGE OF FUND SHARES	Brian B. Hogan
Fidelity Telecom and Utilities Fund	over $100,000
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Ned C. Lautenbach	David A. Rosow	Garnett A. Smith	William S. Stavropoulos	Michael E. Wiley
Fidelity Telecom and Utilities Fund	none	none	none	none

none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	$10,001 - $50,000	over $100,000	over $100,000
UIFB-14-01  December 16, 2014
1.712214.117

Supplement to the

Fidelity® International Real Estate Fund (FIREX)

A Class of shares of Fidelity International Real Estate Fund

A Fund of Fidelity Select Portfolios

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2014

The following information replaces similar information found in the "Trustees and Officers" section on page 42.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013 (or as of March 31, 2014 for Mr. Hogan, Trustee as of March 18, 2014).

Interested Trustee

DOLLAR RANGE OF FUND SHARES	Brian B. Hogan
Fidelity International Real Estate Fund	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	David A. Rosow	Garnett A. Smith	Michael E. Wiley
Fidelity International Real Estate Fund	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	$10,001-$50,000	over $100,000
IREB-14-01  December 16, 2014
1.811497.110

Supplement to the

Fidelity® Real Estate Investment Portfolio (FRESX)

A Fund of Fidelity Select Portfolios

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2014

The following information replaces similar information found in the "Trustees and Officers" section on page 32.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013 (or as of March 31, 2014 for Mr. Hogan, Trustee as of March 18, 2014).

Independent Trustees

DOLLAR RANGE OF FUND SHARES	Brian B. Hogan
Fidelity Real Estate Investment Portfolio	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	David A. Rosow	Garnett A. Smith	Michael E. Wiley
Fidelity Real Estate Investment Portfolio	none	none	over $100,000
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	$10,001-$50,000	over $100,000
REAB-14-01  December 16, 2014
1.712071.114